Contingencies and other financial commitments	12 Months Ended
Dec. 31, 2023
Contingencies And Other Financial Commitments [Abstract]
Contingencies and other financial commitments	Contingencies and other financial commitments
Contingencies
Our contingencies include, but are not limited to, intellectual property disputes and product liability and other product-related litigation. From time to time, in the normal course and conduct of our business, we may be involved in discussions with third parties about considering, for example, the use and/or remuneration for use of such third party’s intellectual property. As of December 31, 2023, none of such intellectual property-related considerations that we have been notified of, and for which potential claims could be brought against us or our subsidiaries in the future, fulfill the criteria for recording a provision. We are subject to an increasing number of product liability claims. Such claims often involve highly complex issues related to medical causation, correctness and completeness of product information (Summary of Product Characteristics/package leaflet) as well as label warnings and reliance thereon, scientific evidence and findings, actual and provable injury, and other matters. These complexities vary from matter to matter. As of December 31, 2023, none of these claims fulfill the criteria for recording a provision. Substantially all of our contingencies are subject to significant uncertainties and, therefore, determining the likelihood of a loss and/or the measurement of any loss can be complex. Consequently, we are unable to estimate the range of reasonably possible loss. Our assessments, which result from a complex series of judgments about future events and uncertainties, are based on estimates and assumptions that have been deemed reasonable by management, but that may prove to be incomplete or inaccurate, and unanticipated events and circumstances may occur that might cause us to change those estimates and assumptions. We currently do not believe that any of these matters will have a material adverse effect on our financial position, and will continue to monitor the status of these and other claims that may arise. However, we could incur judgments, enter into settlements or revise our expectations regarding the outcome of matters, which could have a material adverse effect on our results of operations and/or our cash flows in the period in which the amounts are accrued or paid. We will continue to evaluate whether, if circumstances were to change in the future, the recording of a provision may be needed and whether potential indemnification entitlements exist against any such claim.
Certain pending matters to which we are a party are discussed below.
Alnylam Proceedings
In March 2022, Alnylam Pharmaceuticals, Inc., or Alnylam, filed a lawsuit against Pfizer and Pharmacia & Upjohn    Co. LLC in the U.S. District Court for the District of Delaware alleging that an existing patent owned by Alnylam, U.S. Patent No. 11,246,933, or the ‘933 Patent, is infringed by the cationic lipid used in Comirnaty, and seeking monetary relief, which is not specified in their filings. We filed a counterclaim to become party to the Alnylam proceeding, and in June 2022, Alnylam added to its claims allegations that we induced infringement of the ‘933 Patent. Additionally, in July 2022, Alnylam filed a lawsuit against us, our wholly owned subsidiary, BioNTech Manufacturing GmbH, Pfizer and Pharmacia & Upjohn Co. LLC in the U.S. District Court for the District of Delaware alleging that we also induced infringement of a newly issued patent, U.S. Patent No. 11,382,979, or the ‘979 Patent, which is a continuation of the ‘933 Patent. The two lawsuits were consolidated on July 28, 2022. In May 2023, Alnylam filed a third lawsuit against Pfizer Inc. and Pharmacia & Upjohn Co. LLC in the U.S. District Court for the District of Delaware alleging infringement of U.S. Patent Nos. 11,633,479; 11,633,480; 11,612,657; and 11,590,229, all of which are continuations of the ‘933 Patent. We filed a counterclaim to become party to the new proceeding, and in July 2023, Alnylam added to its claims allegations that we induced infringement of the four new patents. All of the proceedings have been consolidated and are currently pending.
We believe we have strong defenses against the allegations claimed relative to each of the patents and intend to vigorously defend ourselves in the proceedings mentioned above. However, our analysis of Alnylam’s claims is ongoing and complex, and we believe the outcome of the suit remains substantially uncertain. Taking into account discussions with our external lawyers, we do not consider the probability of an outflow of resources to be sufficient to recognize a provision at the balance sheet date. In our opinion, these matters constitute contingent liabilities as of the balance sheet date. However, it is currently impractical for us to estimate with sufficient reliability the respective contingent liabilities.
CureVac Proceedings
Germany
Infringement Proceedings – EP’122, DE’961, DE‘974, DE’575, and EP’668
In July 2022, CureVac AG, or CureVac, filed a lawsuit against us and our wholly owned subsidiaries, BioNTech Manufacturing GmbH and BioNTech Manufacturing Marburg GmbH, in the Düsseldorf Regional Court, alleging Comirnaty’s infringement of one European patent, EP1857122B1, or the EP’122 Patent, and three Utility Models DE202015009961U1, DE202015009974U1, and DE202021003575U1. In August 2022, CureVac added European Patent EP3708668B1, or the EP’668 Patent, to its German lawsuit.
On August 15, 2023, the Düsseldorf Regional Court held a hearing on infringement with respect to all five IP rights. At the hearing, the Court suspended its infringement ruling with respect to EP’122 until December 28, 2023. On September 28, 2023, the Court issued orders suspending its infringement rulings with respect to the remaining four IP rights (DE’961, DE’974, DE’575, and EP’668) pending validity decisions in the DE’961, DE’974, and DE’575 cancellation proceedings before the German Patent and Trademark Office and in the EP’668 opposition proceedings before the Opposition Division of the European Patent Office. In the September 28th orders, the Court explained that it was suspending its infringement rulings until validity decisions are reached, while contemporaneously noting concerns regarding the validity of DE’961, DE’974, DE’575, and EP’668. On December 28, 2023, the Düsseldorf Regional Court stayed the infringement proceedings as to EP’122 until a final appellate decision is rendered as to the validity of EP 122 by the Federal Court of Justice.
Infringement Proceedings – EP’755, DE’123, and DE’130
In July 2023, CureVac SE filed a second lawsuit against us and our wholly owned subsidiaries, BioNTech Manufacturing GmbH and BioNTech Manufacturing Marburg GmbH, in the Düsseldorf Regional Court, alleging Comirnaty’s infringement of one European patent, EP4023755B1, or the EP’755 Patent, and two Utility Models DE202021004123U1, and DE202021004130U1.
Nullity Proceedings – EP’122
In September 2022, we filed a nullity action in the Federal Patent Court of Germany seeking a declaration that the EP’122 Patent is invalid. In April 2023, the Federal Patent Court of Germany issued a preliminary opinion in the EP’122 nullity action in support of the validity of the EP’122 Patent. The preliminary opinion did not address any infringement of the EP’122 Patent. The preliminary opinion is a preliminary assessment by the court of the merits of a claim, and is non-binding. On December 19, 2023, the Federal Patent Court held an oral hearing, after which it nullified EP’122.
Cancellation Proceedings– DE’961, DE‘974, and DE’575
In November 2022, we filed cancellation actions seeking the cancellation of the three German Utility Models in the German Patent and Trademark Office. On December 27, 2023, the German Patent Office issued a preliminary opinion that DE’974 is likely to be cancelled based on invalidity pursuant to para. 1 (2) no. 5 Utility Model Act.
United States
In July 2022, we and Pfizer filed a complaint for a declaratory judgment in the U.S. District Court for the District of Massachusetts, seeking a judgment of non-infringement by Comirnaty of U.S. Patent Nos. 11,135,312, 11,149,278 and 11,241,493. In May 2023, the action in the U.S. District Court for the District of Massachusetts was transferred to the U.S. District Court for the Eastern District of Virginia, where CureVac filed counterclaims asserting infringement of six additional U.S. patents, U.S. Patent Nos. 10,760,070; 11,286,492; 11,345,920; 11,471,525; 11,576,966; and 11,596,686. In July 2023, CureVac filed amended counterclaims to assert an additional U.S. patent, U.S. Patent No. 11,667,910.
United Kingdom
In September 2022, we and Pfizer filed a declaration of non-infringement and revocation action against the EP’122 Patent and the EP’668 Patent in the Business and Property Courts of England and Wales. In October 2022, CureVac responded by filing a counterclaim alleging infringement of the EP’122 and EP’668 patents in the Business And Property Courts of England and Wales. On December 18, 2023, we amended our pleadings to further allege non-infringement and invalidity against EP’755.
All of the above proceedings are currently pending.
We believe we have strong defenses against the allegations claimed relative to each of the patents and utility models and intend to vigorously defend ourselves in the proceedings mentioned above. However, our analysis of CureVac’s claims is ongoing and complex, and we believe the ultimate outcomes remain substantially uncertain. Taking into account discussions with our external lawyers, we do not consider the probability of an outflow of resources to be sufficient to recognize a provision at the balance sheet date. In our opinion, these matters constitute contingent liabilities as of the balance sheet date. However, it is currently impractical for us to estimate with sufficient reliability the respective contingent liabilities.
Moderna Proceedings
Germany
Infringement Proceedings – EP’949 and EP’565
In August 2022, Moderna filed a lawsuit against us and Pfizer and our wholly owned subsidiaries, BioNTech Manufacturing GmbH, BioNTech Europe GmbH and BioNTech Manufacturing Marburg GmbH, Pfizer Manufacturing Belgium NV, Pfizer Ireland Pharmaceuticals and Pfizer Inc. in the Düsseldorf Regional Court alleging Comirnaty’s infringement of two European Patents, 3590949B1, or the EP’949 Patent, and 3718565B1, or the EP’565 Patent. On November 7, 2023, the European Patent Office (“EPO”) Opposition Division revoked EP’565 after a one-day oral hearing. The Opposition Division issued a preliminary opinion on December 8, 2023 noting that it believes EP’949 is likely invalid. As a result of these EPO proceedings, the Düsseldorf Regional Court postponed its hearing on infringement, originally scheduled for December 12, 2023, to January 21, 2025.
United Kingdom
In August 2022, Moderna filed a lawsuit asserting Comirnaty’s infringement of the EP’949 Patent and EP’565 Patent against us and our wholly owned subsidiaries, BioNTech Manufacturing GmbH, BioNTech Europe GmbH and BioNTech Manufacturing Marburg GmbH, Pfizer Limited, Pfizer Manufacturing Belgium NV and Pfizer Inc. in the Business and Property Courts of England and Wales. In September 2022, we and Pfizer filed a revocation action in the Business and Property Courts of England and Wales requesting revocation of the EP’949 Patent and EP’565 Patent.
United States
U.S. District Court Litigation
In August 2022, Moderna filed a lawsuit in the United States District Court for the District of Massachusetts against us and our wholly owned subsidiaries BioNTech Manufacturing GmbH and BioNTech US Inc. and Pfizer Inc. alleging Comirnaty’s infringement of U.S. Patent Nos. 10,898,574, 10,702,600 and 10,933,127 and seeking monetary relief.
Inter Partes Review
In August 2023, Pfizer and we filed petitions seeking inter partes review of U.S. Patent Nos. 10,702,600 and 10,933,127 before the United States Patent Trial and Appeal Board.
Netherlands
In September 2022, Moderna filed a lawsuit against us and our wholly owned subsidiary BioNTech Manufacturing GmbH and Pfizer B.V., Pfizer Export B.V., C.P. Pharmaceuticals International C.V. and Pfizer Inc. in the District Court of The Hague alleging Comirnaty’s infringement of the EP ‘949 Patent and the EP ’565 Patent. The District Court of the Hague held a hearing on October 6, 2023 on infringement and validity with respect to the EP ’949 Patent. On December 6, 2023, the Court found EP’949 to be invalid. The EP’565 case has been stayed pending Moderna’s appeal of the Opposition Division’s revocation of EP’565.
Ireland
In May 2023, Moderna filed a lawsuit against us and our wholly owned subsidiary BioNTech Manufacturing GmbH, Pfizer Inc., Pfizer Healthcare Ireland, Pfizer Ireland Pharmaceuticals, and C.P. Pharmaceuticals International C.V. alleging Comirnaty’s infringement of the EP’949 Patent and EP’565 Patent in the High Court of Ireland.
Belgium
In May 2023, Moderna filed a lawsuit against us, our wholly owned subsidiary BioNTech Manufacturing GmbH, Pfizer Inc. and Pfizer Manufacturing Belgium alleging Comirnaty’s infringement of the EP’949 Patent and the EP’565 Patent in the Brussels Dutch-speaking Enterprise Court.
All of the above proceedings are currently pending.
We believe we have strong defenses against the allegations claimed relative to each of the patents and intend to vigorously defend ourselves in the proceedings mentioned above. However, our analysis of Moderna’s claims is ongoing and complex, and we believe the outcome of the suit remains substantially uncertain. Taking into account discussions with our external lawyers, we do not consider the probability of an outflow of resources to be sufficient to recognize a provision at the balance sheet date. In our opinion, these matters constitute contingent liabilities as of the balance sheet date. However, it is currently impractical for us to estimate with sufficient reliability the respective contingent liabilities.
Arbutus and Genevant Proceedings
In April 2023, Arbutus Biopharma Corp., or Arbutus, and Genevant Sciences GmbH, or Genevant, filed a lawsuit against Pfizer and us in the U.S. District Court for the District of New Jersey alleging that Pfizer and we have infringed the following patents owned by Arbutus: U.S. Patent Nos. 9,504,651; 8,492,359; 11,141,378; 11,298,320; and 11,318,098, through the use of Genevant’s lipid nanoparticle technology and methods for producing such lipids in Comirnaty, and seeking monetary relief. This proceeding is currently pending.
We believe we have strong defenses against the allegations claimed relative to each of the patents and intend to vigorously defend ourselves in the lawsuit mentioned above. However, our analysis of Arbutus and Genevant’s claims is ongoing and complex, and we believe the outcome of the suit remains substantially uncertain. Taking into account discussions with our external lawyers, we do not consider the probability of an outflow of resources to be sufficient to recognize a provision at the balance sheet date. In our opinion, these matters constitute contingent liabilities as of the balance sheet date. However, it is currently impractical for us to estimate with sufficient reliability the respective contingent liabilities.
Promosome Proceedings
In June 2023, Promosome LLC filed a lawsuit against Pfizer, us, and BioNTech Manufacturing GmbH in the U.S. District Court for the Southern District of California alleging that Pfizer and our Comirnaty vaccine has infringed U.S. Patent No. 8,853,179, and seeking monetary relief. On October 4, 2023, the parties filed a joint stipulation of dismissal, dismissing the lawsuit with prejudice. As part of this stipulation of dismissal, Promosome agreed to a covenant not to assert U.S. Patent No. 8,853,179 against Pfizer and us or any of their products, including Comirnaty. This matter is considered closed.
Other financial commitments
The other financial commitments were as follows:

(in millions €)	December 31, 2023	December 31, 2022
Commitments under purchase agreements for property, plant and equipment	154.4	105.2
Contractual obligation to acquire intangible assets	1,721.1	—
Total	1,875.5	105.2
Contractual obligations to acquire intangible assets exist in connection with in-licensing and research and development collaborations. We have entered into obligations to make milestone payments once specific targets have been reached. Provided that all of the milestone events are achieved, we would be obligated to pay up to €1,721.1 million as of December 31, 2023 (nil as of December 31, 2022) in connection with the acquisition of intangible assets. The amounts shown represent the maximum payments to be made, and it is unlikely that they will all fall due. The amounts and the dates of the actual payments may both vary considerably from those stated in the table, since the achievement of the conditions for payment is possible but uncertain. Other financial obligations from possible future sales-based milestone and license payments were not included in the table above.
The expected maturities of payment obligations under purchase agreements for property, plant and equipment and contractual obligations to acquire intangible assets are as follows:

Year ended December 31, 2023
(in millions €)	Less than 1 year	1 to 5 years	More than 5 years	Total
Commitments under purchase agreements for property, plant and equipment	152.5	1.9	—	154.4
Contractual obligation to acquire intangible assets	249.4	954.9	516.8	1,721.1
Total	401.9	956.8	516.8	1,875.5
Other financial obligations were recognized at nominal value.